Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 21, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Subsequent Event [Line Items]
Dividend declared aggregate amount			$ 7,274	$ 7,183	$ 3,913
Subsequent Event [Member]
Subsequent Event [Line Items]
Dividend declaration date		Mar. 21, 2016
Dividend declared aggregate amount		$ 7,274
Dividend declared per share		$ 1.00
Dividend, date payable		Apr. 14, 2016
Dividend payable, date of record		Apr. 04, 2016
Options approved for future grant	97,078